Share-Based Payments - Valuation Inputs For Options Granted (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%	0.00%	0.00%
Expense from share-based payment transactions with employees	£ 24,427,000	£ 15,663,000	£ 12,022,000
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 0.00	£ 0.00	£ 0.00
Risk free rate	0.19%	1.00%	1.00%
Expected volatility	30.00%	30.00%	30.00%
Fair value of option (in gbp per share)	£ 16.21	£ 12.96	£ 4.52
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 36.24	£ 25.84	£ 19.59
Risk free rate	1.00%	1.60%	2.90%
Expected volatility	35.00%	36.00%	36.00%
Fair value of option (in gbp per share)	£ 64.35	£ 43.10	£ 29.54